INTANGIBLE ASSETS - Changes in Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets
Balance at beginning of year	$ 87,879
Amortization and impairment charges	(16,235)	$ (7,035)	$ (216)
Balance at end of year	71,644	87,879
R&D assets
Reconciliation of changes in intangible assets
Balance at beginning of year	5,707
Balance at end of year	5,641	5,707
R&D assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	5,757	5,355
Additions during the year		402
Balance at end of year	5,757	5,757	5,355
R&D assets | Accumulated amortization
Reconciliation of changes in intangible assets
Balance at beginning of year	(50)
Amortization charges	(66)	(50)
Balance at end of year	(116)	(50)
Commercialization assets
Reconciliation of changes in intangible assets
Balance at beginning of year	82,172
Balance at end of year	66,003	82,172
Commercialization assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	89,373	11,788
Additions during the year		77,585
Balance at end of year	89,373	89,373	11,788
Commercialization assets | Accumulated impairments and amortization
Reconciliation of changes in intangible assets
Balance at beginning of year	(7,201)	(216)
Amortization and impairment charges	(16,169)	(6,985)
Balance at end of year	$ (23,370)	$ (7,201)	$ (216)